Document And Entity Information	0 Months Ended
Mar. 28, 2014
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 28, 2014
Registrant Name	EGA Emerging Global Shares Trust
Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Mar. 28, 2014